Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Details) - USD ($)		Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables		$ 13,320,923
Lease liabilities		7,750,890
Borrowings	[1]	102,506,080
Total non-derivatives		123,577,893
Trade and other payables, Carrying amount		13,320,923		$ 8,524,141
Lease liabilities, Carrying amount		6,488,119		7,010,416
Borrowings, Carrying amount		93,848,698	[1]	$ 64,444,081
Total non-derivatives, Carrying amount		113,657,740
Less than 6 months [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables		13,320,923
Lease liabilities		420,576
Borrowings	[1]	1,364,004
Total non-derivatives		15,105,503
6 - 12 months [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		420,576
Borrowings	[1]	1,360,864
Total non-derivatives		1,781,440
Between 1 and 2 years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		874,798
Borrowings	[1]	63,274,874
Total non-derivatives		64,149,672
Between 2 and 5 years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		2,802,153
Borrowings	[1]	7,531,491
Total non-derivatives		10,333,644
Over 5 years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		3,232,787
Borrowings	[1]	28,974,847
Total non-derivatives		$ 32,207,634

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.